GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2020

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.45%
	Affirm Asset Securitization Trust
73,774	Series 2020-Z1A, 3.460%, 10/15/2024 (c)(g)	$74,966
216,557	Series 2020-Z2A, 1.900%, 01/15/2025 (c)(g)	218,040
395,000	Ally Master Owner Trust
281,166	ALM XVI, Ltd.
	Series 2015-16RR, 1.141% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 04/15/2027 (a)(c)	280,562
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025	155,846
382,088	Atrium XII
	Series 2015-12R, 1.046% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	381,059
249,672	Carlyle Global Market Strategies CLO, Ltd.
	Series 2013-2A, 1.113% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	248,082
442,445	CARLYLE US CLO, Ltd.
	Series 2017-1A, 1.524% (3 Month LIBOR USD + 1.300%, 0.000% Floor), 04/21/2031 (a)(c)	442,552
95,037	CF Hippolyta LLC
	Series 2020-1A2, 1.990%, 07/15/2060 (c)	96,658
	Domino's Pizza Master Issuer LLC
185,725	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	195,532
74,250	Series 2019-1, 3.668%, 10/25/2049 (c)	78,964
135,000	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027	139,404
	Exeter Automobile Receivables Trust
300,000	Series 2019-4, 2.580%, 09/15/2025 (c)	309,939
90,000	Series 2020-1, 2.730%, 12/15/2025 (c)	93,647
7,663	Flagship Credit Auto Trust
	Series 2018-2, 2.970%, 10/17/2022 (c)	7,678
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.437% (3 Month LIBOR USD + 0.230%, 0.000% Floor), 05/25/2036 (a)	97,375
92,338	GLS Auto Receivables Issuer Trust
	Series 2019-4, 2.470%, 11/15/2023 (c)	93,562
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	322,558
250,000	LCM XX LP
	Series 2015-20R, 1.264% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (a)(c)	249,883
120,386	Marlette Funding Trust
	Series 2019-4, 2.390%, 12/15/2029 (c)(g)	121,619
	OCP CLO, Ltd.
56,226	Series 2015-8R, 1.073% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (a)(c)	56,213
130,831	Series 2015-9R, 1.041% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	130,433
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	335,658
22,542	Series 2017-1A, 2.370%, 09/14/2032 (c)	22,575
245,061	OZLM VII, Ltd.
	Series 2014-7R, 1.233% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	243,744
254,693	OZLM XII, Ltd.
	Series 2015-12R, 1.255% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	254,410
	Santander Drive Auto Receivables Trust
33,740	Series 2020-1, 2.070%, 01/15/2023	33,902
205,000	Series 2019-3, 2.680%, 10/15/2025	211,100
45,000	Series 2020-4, 1.480%, 01/15/2027	45,776
335,000	Sound Point CLO, Ltd.
	Series 2018-3, 1.191% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	332,902
76,190	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (c)	76,361
100,000	Summit Issuer LLC
	Series 2020-1, 2.290%, 12/20/2050 (c)	100,823
379,133	TICP CLO, Ltd.
	Series 2018-3, 1.064% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	377,049
	Voya CLO, Ltd.
66,774	Series 2014-3, 0.938% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/27/2026 (a)(c)	66,657
480,000	Series 2015-1, 1.123% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	479,538
77,600	Wendy's Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	82,438
220,000	Westlake Automobile Receivables Trust
	Series 2019-3, 2.720%, 11/15/2024 (c)	226,251
100,000	Wingstop Funding LLC
	Series 2020-1, 2.841%, 12/05/2050 (c)(g)	102,400
271,547	Z Capital Credit Partners CLO, Ltd.
	Series 2015-1, 1.173% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	270,336
	Total Asset Backed Securities (Cost $7,358,633)	7,451,851

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.33%
136,454	Ajax Mortgage Loan Trust
	Series 2017-B, 3.163%, 09/25/2056 (b)(c)	136,981
	Angel Oak Mortgage Trust
335,000	Series 2020-R1, 0.990%, 04/25/2053 (b)(c)	337,580
91,517	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	92,221
71,781	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	73,359
87,570	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	89,778
232,672	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	237,089
161,217	Series 2019-3, 2.930%, 05/25/2059 (b)(c)	163,409
	Arroyo Mortgage Trust
129,897	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	136,848
193,219	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	198,942
218,276	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	228,692
	BANK
2,149,164	Series 2019-BNK23, 0.699%, 12/17/2052 (b)(j)	115,822
993,794	Series 2019-BNK18, 0.902%, 05/17/2062 (b)	62,308
1,278,280	Series 2019-BNK20, 0.838%, 09/15/2062 (b)(j)	76,187
1,320,625	Series 2019-BNK22, 0.602%, 11/17/2062 (b)	60,589
996,516	Series 2019-BNK24, 0.648%, 11/17/2062 (b)(j)	50,198
996,413	Series 2020-BNK26, 1.238%, 03/16/2063 (b)(j)	89,519
1,563,835	Series 2020-BNK28, 1.787%, 03/16/2063 (b)	222,962
	Bayview Koitere Fund Trust
44,032	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	45,896
58,260	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	60,488
167,819	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	170,118
	Bayview Opportunity Master Fund IVa Trust
155,254	Series 2017-SPL5A, 3.500%, 06/28/2057 (b)(c)	160,759
54,531	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	56,455
	Bayview Opportunity Master Fund IVb Trust
57,862	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	59,046
132,000	BBCMS Mortgage Trust
	Series 2017-DELC, 0.977% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	130,821
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	349,111
1,001,238	Series 2019-B12, 1.066%, 08/16/2052 (b)	64,989
394,862	Series 2020-B18, 1.794%, 07/17/2053 (b)(j)	47,611
754,000	Series 2020-B22, 1.523%, 01/15/2054 (b)(g)(j)	95,148
1,503,832	Series 2019-B10, 1.229%, 03/17/2062 (b)	118,254
	BX Commercial Mortgage Trust
128,195	Series 2018-IND, 0.876% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	128,444
327,508	Series 2019-XL, 1.046% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	328,120
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 1.576% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	100,352
145,000	Century Plaza Towers
	Series 2019-CPT, 2.865%, 11/16/2039 (c)	160,118
13,333	Chase Mortgage Finance Trust
	Series 2007-A1, 3.034%, 02/25/2037 (b)	13,636
48,399	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	49,494
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	329,215
505,000	Series 2016-P4, 2.902%, 07/12/2049	554,058
	Citigroup Mortgage Loan Trust
75,683	Series 2019-IMC1, 2.720%, 07/25/2049 (b)(c)	77,547
135,616	Series 2019-E, 3.228%, 11/25/2070 (c)	136,817
216,329	Series 2018-RP2, 2.397%, 02/25/2058 (b)(c)	229,348
98,162	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	104,638
	COLT Mortgage Loan Trust
35,874	Series 2019-1, 3.705%, 03/25/2049 (b)(c)	36,287
63,648	Series 2019-2, 3.337%, 05/25/2049 (b)(c)	68,085
76,340	Series 2019-3, 2.764%, 08/25/2049 (b)(c)	78,003
156,943	Series 2019-4, 2.579%, 11/25/2049 (b)(c)	159,231
447,765	Series 2020-RPL1, 1.390%, 01/25/2065 (b)(c)	451,191
84,379	Series 2020-1R, 1.255%, 09/25/2065 (b)(c)	85,052
309,886	Series 2020-2R, 1.325%, 10/26/2065 (b)(c)	311,585
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	128,612
290,000	Series 2019-WCM, 1.026% (1 Month LIBOR USD + 0.900%, 0.900% Floor), 10/16/2034 (a)(c)	289,694
	Countrywide Home Loans, Inc.
6,563	Series 2004-HYB6, 2.774%, 11/20/2034 (b)	6,597
84,790	Series 2005-11, 0.730% (1 Month LIBOR USD + 0.600%, 0.600% Floor, 10.500% Cap), 03/25/2035 (a)	69,686
375,000	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	397,538
	CSMC Trust
100,000	Series 2020-NET, 2.257%, 08/17/2037 (c)	103,866
33,515	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	34,975
360,570	Series 2020-RPL4, 2.000%, 01/25/2060 (c)	375,124
409,416	Series 2020-NQM1, 1.208%, 05/25/2065 (c)	413,036
11,922,234	DBGS Mortgage Trust
	Series 2018-C1, 0.204%, 10/17/2051 (b)(j)	169,010
	DBJPM Mortgage Trust
360,000	Series 2016-C1, 3.038%, 05/12/2049	383,534
475,000	Series 2016-C3, 2.890%, 08/12/2049	520,399
310,858	Series 2020-C9, 1.714%, 08/15/2053 (b)(j)	35,197
	Deephaven Residential Mortgage Trust
68,969	Series 2019-2, 3.558%, 04/25/2059 (b)(c)	69,496
172,041	Series 2019-3, 2.964%, 07/25/2059 (b)(c)	174,615
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	146,571
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	145,105
35,000	Series 2015-GC34, 3.506%, 10/13/2048	39,065
1,449,430	Series 2020-GC45, 0.674%, 02/14/2053 (b)(j)	72,176
220,000	Hawaii Hotel Trust
	Series 2019-MAUI, 1.277% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	218,885
90,493	Homeward Opportunities Fund I Trust
	Series 2019-2, 2.702%, 08/25/2059 (b)(c)	91,632
	JPMBB Commercial Mortgage Securities Trust
90,000	Series 2020-NNN, 2.812%, 01/16/2037 (c)	93,885
274,434	Series 2013-C12, 3.157%, 07/17/2045	279,286
96,019	MFRA Trust
	Series 2020-NQM3, 1.014%, 01/26/2065 (b)(c)	96,339
	Mill City Mortgage Loan Trust
169,403	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	176,424
392,782	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	415,642
176,370	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	181,095
136,089	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	141,253
222,951	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	235,554
129,606	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 1.150% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (a)	129,328
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/17/2049	194,293
185,000	Morgan Stanley Capital I Trust
	Series 2014-MP, 3.469%, 08/11/2033 (c)	186,883
222,000	Mortgage Insurance-Linked Notes
	Series 2019-1, 2.030% (1 Month LIBOR USD + 1.900%, 1.900% Floor), 11/26/2029 (a)(c)	222,714
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 1.227% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	99,632
100,000	Series 2019-TECH C, 1.427% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	98,769
160,000	Natixis Commercial Mortgage Securities Trust
	Series 2019-1776, 2.507%, 10/17/2036 (c)	164,217
	New Residential Mortgage Loan Trust
159,055	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	158,662
176,502	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	175,887
65,335	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	69,584
161,319	Series 2018-4, 0.880% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	161,723
54,433	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	58,245
87,210	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	94,675
80,187	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	87,101
44,602	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	47,633
46,055	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	50,212
45,368	Series 2017-5, 1.630% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	45,981
66,742	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	72,414
146,189	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	161,493
136,846	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	148,777
298,759	Series 2018-3, 4.500%, 05/25/2058 (b)(c)	324,332
233,556	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	251,302
181,684	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	189,746
103,039	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	106,249
90,316	Series 2020-NPL2, 3.228%, 08/25/2060 (c)	91,727
	PRPM Trust
95,346	Series 2019-GS1, 3.500%, 10/25/2024 (b)(c)	96,193
265,101	Series 2020-3, 2.857%, 09/25/2025 (c)	268,611
93,703	Series 2020-6, 2.363%, 11/25/2025 (c)	94,463
	SBA Tower Trust
155,000	Series 2019-1, 2.836%, 01/15/2025 (c)	165,399
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	90,805
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	132,727
71,193	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	78,721
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	367,033
75,000	Series 2016-C5, 3.055%, 10/13/2048	81,188
88,660	Starwood Mortgage Residential Trust
	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	89,338
	Towd Point Mortgage Trust
70,907	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	72,126
31,626	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	32,030
30,235	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	30,567
352,184	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	361,129
192,397	Series 2017-5, 0.730% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	191,877
173,851	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	177,940
42,653	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	43,961
232,107	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	240,864
356,622	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	367,985
71,120	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	74,339
201,884	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	211,621
383,589	Series 2019-1, 3.750%, 03/25/2058 (b)(c)	412,697
154,241	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	166,719
245,211	Series 2020-4, 1.750%, 10/25/2060 (c)	251,827
155,133	Vericrest Opportunity Loan Trust
	Series 2019-NPL7, 3.179%, 10/25/2049 (c)	155,523
	Verus Securitization Trust
186,452	Series 2020-NPL1, 3.598%, 08/25/2050 (c)	187,966
85,685	Series 2019-2, 3.211%, 05/25/2059 (b)(c)	88,787
197,996	Series 2019-3, 2.784%, 07/25/2059 (c)	202,681
258,548	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	265,216
80,879	VOLT LXXXIII LLC
	Series 2019-NPL9, 3.327%, 11/26/2049 (c)	81,439
211,165	VOLT LXXXIV LLC
	Series 2019-NPL10, 3.426%, 12/25/2049 (c)	211,967
67,283	VOLT LXXXV LLC
	Series 2020-NPL1, 3.228%, 01/25/2050 (c)	67,573
262,912	VOLT LXXXVIII LLC
	Series 2020-NPL4, 2.981%, 03/25/2050 (c)	263,123
	Wells Fargo Commercial Mortgage Trust
265,000	Series 2015-NXS1, 3.148%, 05/15/2048	290,158
384,939	Series 2014-C19, 3.660%, 03/15/2047	391,630
	Total Collateralized Mortgage Obligations (Cost $21,856,005)	22,334,494

	CORPORATE OBLIGATIONS - 31.34%
	Aerospace & Defense - 0.71%
235,000	Boeing Co.
	5.040%, 05/01/2027	275,102
60,000	General Dynamics Corp.
	4.250%, 04/01/2040	78,263
	L3Harris Technologies, Inc.
150,000	3.850%, 06/15/2023	162,115
31,000	4.400%, 06/15/2028	37,230
45,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	59,682
150,000	Northrop Grumman Corp.
	5.150%, 05/01/2040 (e)	208,014
	Raytheon Technologies Corp.
100,000	3.950%, 08/16/2025 (e)	114,739
140,000	3.125%, 05/04/2027	157,252
20,000	4.450%, 11/16/2038	25,251
50,000	4.625%, 11/16/2048	67,997
		1,185,645
	Air Freight & Logistics - 0.23%
	FedEx Corp.
50,000	3.300%, 03/15/2027	56,096
265,000	4.250%, 05/15/2030 (e)	322,478
		378,574
	Automobiles - 0.08%
	General Motors Co.
55,000	6.125%, 10/01/2025	66,769
55,000	5.200%, 04/01/2045	66,892
		133,661
	Banks - 4.63%
	Bank of America Corp.
190,000	4.100%, 07/24/2023 (e)	208,042
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (a)(e)	271,150
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (a)	149,326
185,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (a)	203,783
520,000	1.922% (SOFR + 1.370%), 10/24/2031 (a)(e)	527,344
550,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (a)	696,504
200,000	BNP Paribas SA
	2.219% (SOFR + 2.074%), 06/09/2026 (a)(c)	209,459
	Citigroup, Inc.
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (a)	135,961
280,000	3.700%, 01/12/2026 (e)	318,623
200,000	4.412% (SOFR + 3.914%), 03/31/2031 (a)(e)	242,720
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)(e)	225,855
95,000	Fifth Third Bancorp
	2.375%, 01/28/2025	101,219
	HSBC Holdings PLC
370,000	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (a)(e)	382,257
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (a)	203,488
200,000	4.583% (3 Month LIBOR USD + 1.535%), 06/19/2029 (a)(e)	236,763
	JPMorgan Chase & Co.
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (a)	162,773
155,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024 (a)	170,824
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (a)	242,733
170,000	3.300%, 04/01/2026	190,400
90,000	2.950%, 10/01/2026	99,901
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)(e)	345,000
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (a)	91,069
225,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (a)	261,200
65,000	3.109% (SOFR + 2.460%), 04/22/2041 (a)(e)	72,870
70,000	3.109% (SOFR + 2.440%), 04/22/2051 (a)	78,093
145,000	KeyCorp
	2.550%, 10/01/2029	157,171
	PNC Financial Services Group, Inc.
55,000	2.200%, 11/01/2024	58,485
65,000	3.450%, 04/23/2029	74,978
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	242,718
370,000	Truist Bank
	2.250%, 03/11/2030 (e)	388,441
	Wells Fargo & Co.
250,000	2.600%, 01/15/2021	249,865
150,000	2.625%, 07/22/2022	155,315
85,000	2.406% (3 Month LIBOR USD + 0.825%), 10/30/2025 (a)	89,910
120,000	3.000%, 04/22/2026	132,170
135,000	3.000%, 10/23/2026	149,696
1,000	5.606%, 01/15/2044	1,419
45,000	4.750%, 12/07/2046	58,990
115,000	5.013% (3 Month LIBOR USD + 4.240%), 04/04/2051 (a)	163,728
		7,750,243
	Beverages - 0.72%
	Anheuser-Busch InBev Worldwide, Inc.
180,000	5.450%, 01/23/2039	244,838
5,000	3.750%, 07/15/2042 (e)	5,697
20,000	4.900%, 02/01/2046 (e)	26,086
145,000	4.600%, 04/15/2048	183,790
112,000	4.750%, 04/15/2058	146,999
	Constellation Brands, Inc.
75,000	4.400%, 11/15/2025	87,179
204,000	3.600%, 02/15/2028 (e)	233,179
25,000	4.650%, 11/15/2028	30,501
6,000	3.150%, 08/01/2029	6,694
	PepsiCo, Inc.
40,000	2.625%, 03/19/2027	44,047
5,000	1.625%, 05/01/2030	5,138
150,000	3.625%, 03/19/2050	190,888
		1,205,036
	Biotechnology - 1.21%
	AbbVie, Inc.
135,000	3.450%, 03/15/2022	139,261
205,000	2.950%, 11/21/2026 (e)	226,879
355,000	3.200%, 11/21/2029 (e)	398,453
205,000	4.250%, 11/21/2049	257,951
	Amgen, Inc.
45,000	2.650%, 05/11/2022	46,398
55,000	1.900%, 02/21/2025	57,924
95,000	2.200%, 02/21/2027	101,898
385,000	2.300%, 02/25/2031 (e)	411,367
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	84,230
295,000	1.650%, 10/01/2030	296,662
		2,021,023
	Building Products - 0.06%
90,000	Carrier Global Corp.
	2.700%, 02/15/2031	96,866
	Capital Markets - 2.02%
240,000	BlackRock, Inc.
	1.900%, 01/28/2031	251,440
	Morgan Stanley
75,000	2.625%, 11/17/2021	76,490
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (a)	209,882
180,000	3.700%, 10/23/2024	200,411
65,000	3.125%, 07/27/2026	72,711
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (a)	388,520
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (a)(e)	66,949
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (a)	228,915
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (a)(e)	287,303
60,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (a)	74,042
	State Street Corp.
80,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (a)	88,020
90,000	2.354% (SOFR + 0.940%), 11/01/2025 (a)	96,109
80,000	2.901% (SOFR + 2.600%), 03/30/2026 (a)	87,198
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	72,031
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (a)	128,873
120,000	2.100%, 10/24/2024	127,516
90,000	2.450%, 08/17/2026	98,028
	The Goldman Sachs Group, Inc.
135,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (a)	137,757
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (a)	57,142
140,000	3.500%, 01/23/2025 (e)	154,651
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (a)	43,840
140,000	6.750%, 10/01/2037	214,468
20,000	6.250%, 02/01/2041	31,365
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	27,310
145,000	2.950%, 09/15/2029	158,946
		3,379,917
	Chemicals - 0.44%
	Air Products and Chemicals, Inc.
20,000	1.500%, 10/15/2025	20,861
40,000	1.850%, 05/15/2027	42,377
45,000	Dow Chemical Co.
	4.800%, 05/15/2049	60,984
295,000	DuPont de Nemours, Inc.
	4.205%, 11/15/2023 (e)	325,542
	The Sherwin-Williams Co.
15,000	3.450%, 06/01/2027	16,960
95,000	2.950%, 08/15/2029	104,727
105,000	2.300%, 05/15/2030	109,831
45,000	3.300%, 05/15/2050	49,941
		731,223
	Commercial Services & Supplies - 0.23%
55,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (c)	85,447
240,000	Republic Services, Inc.
	1.450%, 02/15/2031	235,109
	Waste Management, Inc.
20,000	4.150%, 07/15/2049	26,703
40,000	2.500%, 11/15/2050	40,498
		387,757
	Consumer Finance - 0.41%
155,000	American Express Co.
	4.200%, 11/06/2025	180,161
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	139,066
25,000	1.200%, 04/06/2023	25,513
25,000	3.450%, 06/07/2023	26,886
145,000	2.600%, 03/07/2024	155,315
25,000	1.750%, 03/09/2027	26,284
125,000	NiSource, Inc.
	3.490%, 05/15/2027	141,938
		695,163
	Diversified Consumer Services - 11%
	Howard University
100,000	2.901%, 10/01/2031	105,684
75,000	3.476%, 10/01/2041	77,220
		182,904
	Diversified Financial Services - 0.71%
	BAT Capital Corp.
55,000	3.222%, 08/15/2024	59,574
275,000	2.789%, 09/06/2024 (e)	294,285
140,000	2.259%, 03/25/2028	145,516
120,000	BAT International Finance Plc
	1.668%, 03/25/2026	122,925
200,000	GE Capital Funding LLC
	4.400%, 05/15/2030 (c)(e)	235,946
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	179,751
	LYB International Finance III LLC
55,000	1.250%, 10/01/2025	56,014
85,000	3.800%, 10/01/2060	91,770
		1,185,781
	Diversified Telecommunication Services - 1.00%
	AT&T, Inc.
175,000	4.500%, 05/15/2035 (e)	212,578
160,000	3.650%, 06/01/2051	167,844
168,000	3.500%, 09/15/2053 (c)	168,896
91,000	3.550%, 09/15/2055 (c)	90,871
33,000	3.800%, 12/01/2057 (c)	34,621
165,000	3.500%, 02/01/2061 (e)	164,689
	Verizon Communications, Inc.
140,000	4.500%, 08/10/2033	176,830
20,000	4.812%, 03/15/2039	26,126
130,000	2.650%, 11/20/2040	131,468
155,000	4.862%, 08/21/2046	209,814
30,000	4.000%, 03/22/2050	36,368
80,000	2.875%, 11/20/2050	80,768
3,000	4.672%, 03/15/2055	4,039
111,000	2.987%, 10/30/2056 (c)	111,980
55,000	3.000%, 11/20/2060	55,681
		1,672,573
	Electric Utilities - 2.48%
	Alabama Power Co.
65,000	2.450%, 03/30/2022	66,632
80,000	4.150%, 08/15/2044	101,817
70,000	BP Capital Markets America, Inc.
	3.633%, 04/06/2030	81,611
	Cleco Corporate Holdings LLC
46,000	3.743%, 05/01/2026	50,979
5,000	4.973%, 05/01/2046	5,869
90,000	Commonwealth Edison Co.
	3.650%, 06/15/2046	107,168
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	46,978
236,000	5.300%, 02/15/2040	337,082
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	82,140
170,000	Duke Energy Ohio, Inc.
	3.650%, 02/01/2029	197,225
15,000	Evergy Metro, Inc.
	2.250%, 06/01/2030	15,912
	Evergy, Inc.
55,000	2.450%, 09/15/2024	58,379
180,000	2.900%, 09/15/2029 (e)	197,676
	Exelon Corp.
185,000	2.450%, 04/15/2021	185,733
10,000	4.700%, 04/15/2050	13,344
25,000	FirstEnergy Corp.
	1.600%, 01/15/2026	24,464
	Georgia Power Co.
85,000	2.400%, 04/01/2021	85,287
130,000	2.100%, 07/30/2023	135,870
45,000	4.750%, 09/01/2040	59,269
160,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (c)	175,236
230,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048 (e)	293,005
20,000	Oncor Electric Delivery Co. LLC
	5.750%, 03/15/2029	26,411
360,000	Pacific Gas and Electric Co.
	2.500%, 02/01/2031	361,628
	PacifiCorp
10,000	2.700%, 09/15/2030	11,023
33,000	4.125%, 01/15/2049	42,505
10,000	3.300%, 03/15/2051	11,528
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	149,052
150,000	4.100%, 06/15/2030	169,939
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	119,617
62,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065 (e)	98,145
	Southern California Edison Co.
90,000	2.850%, 08/01/2029	98,286
125,000	2.250%, 06/01/2030	130,360
19,000	4.000%, 04/01/2047	22,355
61,000	4.125%, 03/01/2048	72,947
80,000	3.650%, 02/01/2050	91,116
230,000	Southern Co/The
	3.700%, 04/30/2030	266,749
25,000	The Southern Co.
	4.400%, 07/01/2046	31,524
120,000	Xcel Energy, Inc.
	2.600%, 12/01/2029	130,070
		4,154,931
	Entertainment - 0.39%
	ViacomCBS, Inc.
340,000	4.950%, 01/15/2031	427,429
30,000	4.375%, 03/15/2043	35,497
170,000	Walt Disney Co
	2.650%, 01/13/2031 (e)	186,538
		649,464
	Equity Real Estate Investment Trusts (REITs) - 0.37%
	American Tower Corp.
105,000	2.400%, 03/15/2025	111,677
170,000	1.500%, 01/31/2028	171,230
110,000	2.950%, 01/15/2051	110,479
45,000	Brixmor Operating Partnership LP
	4.050%, 07/01/2030	51,731
25,000	Equinix, Inc.
	1.800%, 07/15/2027	25,774
	VEREIT Operating Partnership LP
35,000	3.400%, 01/15/2028	38,686
10,000	2.200%, 06/15/2028 (e)	10,239
10,000	2.850%, 12/15/2032	10,467
85,000	Welltower, Inc.
	2.700%, 02/15/2027	93,542
		623,825
	Food & Staples Retailing - 0.05%
	Alimentation Couche-Tard, Inc.
15,000	2.950%, 01/25/2030 (c)	16,424
55,000	3.800%, 01/25/2050 (c)	65,462
		81,886
	Food Products - 0.42%
75,000	Archer-Daniels-Midland Co.
	3.250%, 03/27/2030	86,806
	Conagra Brands, Inc.
145,000	1.375%, 11/01/2027	146,431
130,000	4.850%, 11/01/2028	161,654
140,000	General Mills, Inc.
	2.875%, 04/15/2030	155,480
	Mondelez International, Inc.
15,000	2.750%, 04/13/2030	16,495
135,000	1.500%, 02/04/2031	133,691
		700,557
	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	10,513
	Health Care Equipment & Supplies - 0.51%
65,000	Baxter International, Inc.
	3.950%, 04/01/2030 (c)	77,772
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	209,571
35,000	2.823%, 05/20/2030 (e)	38,515
	Boston Scientific Corp.
85,000	1.900%, 06/01/2025	89,341
250,000	3.750%, 03/01/2026	283,906
	Shire Acquisitions Investments Ireland Designated Activity Co.
20,000	2.400%, 09/23/2021	20,264
125,000	2.875%, 09/23/2023	132,619
		851,988
	Health Care Providers & Services - 0.79%
	Anthem, Inc.
95,000	3.650%, 12/01/2027	109,617
130,000	2.875%, 09/15/2029 (e)	144,693
40,000	4.375%, 12/01/2047	51,644
70,000	CommonSpirit Health
	2.760%, 10/01/2024	75,081
	CVS Health Corp.
100,000	4.125%, 04/01/2040	120,290
55,000	5.125%, 07/20/2045	74,163
165,000	5.050%, 03/25/2048	223,989
70,000	Quest Diagnostics, Inc.
	2.800%, 06/30/2031	76,857
75,000	Sutter Health
	3.361%, 08/15/2050	81,873
	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	74,652
90,000	2.875%, 08/15/2029	102,378
10,000	3.500%, 08/15/2039	11,913
135,000	3.950%, 10/15/2042	171,054
		1,318,204
	Hotels, Restaurants & Leisure - 0.35%
65,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029 (e)	75,391
80,000	Las Vegas Sands Corp.
	3.500%, 08/18/2026 (e)	85,671
	McDonald's Corp.
80,000	3.350%, 04/01/2023	85,249
20,000	4.600%, 05/26/2045	25,995
15,000	4.875%, 12/09/2045	20,444
85,000	3.625%, 09/01/2049	100,118
90,000	4.200%, 04/01/2050	116,019
65,000	Starbucks Corp.
	3.800%, 08/15/2025	74,018
		582,905
	Industrial Conglomerates - 0.43%
30,000	General Electric Co.
	3.625%, 05/01/2030	34,327
245,000	Honeywell International, Inc.
	1.950%, 06/01/2030 (e)	259,190
	NXP BV / NXP Funding LLC
232,000	4.875%, 03/01/2024 (c)	261,791
60,000	3.150%, 05/01/2027 (c)(e)	66,209
85,000	4.300%, 06/18/2029 (c)	101,484
		723,001
	Industrials - 0.41%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (c)	219,065
200,000	Diageo Capital Plc
	2.000%, 04/29/2030	208,735
230,000	Vale Overseas, Ltd.
	3.750%, 07/08/2030 (e)	256,107
		683,907
	Insurance - 0.67%
325,000	American International Group, Inc.
	2.500%, 06/30/2025 (e)	349,593
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	178,588
12,000	Massachusetts Mutual Life Insurance Co.
	3.729%, 10/15/2070 (c)	13,309
	Marsh & McLennan Cos., Inc.
70,000	4.050%, 10/15/2023	76,480
110,000	3.875%, 03/15/2024	121,451
65,000	4.375%, 03/15/2029	79,194
60,000	4.750%, 03/15/2039	80,914
40,000	New York Life Global Funding
	2.000%, 04/13/2021 (c)	40,194
105,000	Progressive Corp.
	3.200%, 03/26/2030	121,162
55,000	Trinity Acquisition PLC
	4.400%, 03/15/2026	64,167
		1,125,052
	Interactive Media & Services - 0.38%
295,000	Alphabet, Inc.
	2.050%, 08/15/2050 (e)	282,483
350,000	Tencent Holdings Ltd.
	2.390%, 06/03/2030 (c)	360,084
		642,567
	Internet & Direct Marketing Retail - 0.30%
200,000	Alibaba Group Holding, Ltd.
	3.400%, 12/06/2027 (e)	224,035
	Amazon.com, Inc.
150,000	3.875%, 08/22/2037	187,355
60,000	4.950%, 12/05/2044	88,227
		499,617
	IT Services - 0.91%
	Fidelity National Information Services, Inc.
70,000	4.250%, 05/15/2028	83,424
62,000	3.750%, 05/21/2029	72,840
	Fiserv, Inc.
135,000	3.200%, 07/01/2026	151,336
385,000	2.250%, 06/01/2027 (e)	410,912
	Global Payments, Inc.
55,000	3.200%, 08/15/2029	60,927
120,000	2.900%, 05/15/2030	130,770
	International Business Machines Corp.
385,000	1.950%, 05/15/2030 (e)	397,158
100,000	4.250%, 05/15/2049	131,551
85,000	Leidos, Inc.
	3.625%, 05/15/2025 (c)	95,144
		1,534,062
	Life Sciences Tools & Services - 0.10%
160,000	Thermo Fisher Scientific, Inc.
	3.000%, 04/15/2023	168,914
	Machinery - 0.34%
130,000	Caterpillar, Inc.
	2.600%, 04/09/2030	143,480
405,000	Otis Worldwide Corp.
	2.565%, 02/15/2030 (e)	435,593
		579,073
	Media - 1.63%
	Charter Communications Operating LLC
40,000	4.908%, 07/23/2025 (e)	46,485
230,000	3.750%, 02/15/2028	258,277
125,000	2.800%, 04/01/2031 (e)	132,383
125,000	2.300%, 02/01/2032	125,264
150,000	5.375%, 05/01/2047	187,501
55,000	5.750%, 04/01/2048 (e)	72,130
75,000	5.125%, 07/01/2049	91,686
30,000	4.800%, 03/01/2050	35,892
15,000	3.700%, 04/01/2051	15,634
	Comcast Corp.
35,000	3.200%, 07/15/2036	39,859
125,000	4.600%, 10/15/2038	164,938
90,000	3.250%, 11/01/2039	102,329
255,000	3.750%, 04/01/2040	308,910
20,000	4.750%, 03/01/2044	27,494
30,000	3.400%, 07/15/2046 (e)	34,628
25,000	4.700%, 10/15/2048	34,989
50,000	4.950%, 10/15/2058	76,070
291,000	Cox Communications, Inc.
	3.150%, 08/15/2024 (c)	315,662
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	49,128
28,000	3.950%, 06/15/2025	31,477
60,000	5.200%, 09/20/2047	78,054
97,000	5.300%, 05/15/2049	128,189
115,000	4.650%, 05/15/2050	144,209
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	38,673
50,000	4.500%, 09/15/2042	58,673
110,000	ViacomCBS, Inc.
	4.200%, 05/19/2032 (e)	132,808
		2,731,342
	Metals & Mining - 0.01%
15,000	Steel Dynamics, Inc.
	3.250%, 01/15/2031	16,809
	Multi-Utilities - 0.73%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	57,230
65,000	6.125%, 04/01/2036	96,311
170,000	Dominion Energy, Inc.
	2.850%, 08/15/2026	187,556
240,000	NiSource, Inc.
	3.600%, 05/01/2030	278,158
425,000	Public Service Enterprise Group, Inc.
	1.600%, 08/15/2030	419,970
	Sempra Energy
150,000	3.400%, 02/01/2028	171,049
15,000	4.000%, 02/01/2048	17,904
		1,228,178
	Oil, Gas & Consumable Fuels - 1.40%
15,000	Canadian Natural Resources, Ltd.
	6.500%, 02/15/2037	19,784
65,000	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/2024	69,616
	Energy Transfer Operating LP
180,000	5.250%, 04/15/2029 (e)	210,301
90,000	6.125%, 12/15/2045	106,605
85,000	6.250%, 04/15/2049	102,961
240,000	Enterprise Products Operating LLC
	4.800%, 02/01/2049 (e)	303,932
	Equinor ASA
65,000	3.625%, 04/06/2040	78,151
100,000	3.700%, 04/06/2050	120,967
160,000	Exxon Mobil Corp.
	4.227%, 03/19/2040	199,663
40,000	Hess Corp.
	7.300%, 08/15/2031	52,396
130,000	Marathon Petroleum Corp.
	4.700%, 05/01/2025	149,067
	MPLX LP
100,000	1.750%, 03/01/2026	103,566
65,000	4.250%, 12/01/2027	76,434
140,000	5.200%, 03/01/2047	170,696
	ONEOK, Inc.
65,000	5.850%, 01/15/2026	77,983
30,000	4.000%, 07/13/2027	33,498
20,000	3.100%, 03/15/2030	21,339
135,000	Sabine Pass Liquefaction LLC
	4.500%, 05/15/2030 (c)(e)	160,192
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	5,414
5,000	5.350%, 05/15/2045	5,527
	TransCanada PipeLines, Ltd.
80,000	4.100%, 04/15/2030	94,735
5,000	4.750%, 05/15/2038	6,263
10,000	6.100%, 06/01/2040	13,787
65,000	5.100%, 03/15/2049	87,126
90,000	Valero Energy Corp.
	2.150%, 09/15/2027	92,099
		2,362,102
	Personal Products - 0.03%
50,000	The Estee Lauder Cos Inc.
	2.600%, 04/15/2030	54,983
	Pharmaceuticals - 1.38%
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	263,254
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026	33,779
230,000	1.125%, 11/13/2027	232,523
75,000	3.400%, 07/26/2029	87,376
40,000	2.550%, 11/13/2050 (e)	40,965
195,000	GlaxoSmithKline Capital PLC
	2.875%, 06/01/2022 (e)	201,676
	Johnson & Johnson
75,000	3.550%, 03/01/2036	92,841
55,000	3.625%, 03/03/2037	67,412
	Novartis Capital Corp.
195,000	2.000%, 02/14/2027	208,289
145,000	2.200%, 08/14/2030	155,870
	Pfizer, Inc.
60,000	2.625%, 04/01/2030	67,023
135,000	1.700%, 05/28/2030	140,353
	Royalty Pharma PLC
15,000	1.750%, 09/02/2027 (c)(e)	15,453
200,000	2.200%, 09/02/2030 (c)(e)	205,733
70,000	3.300%, 09/02/2040 (c)	73,813
105,000	3.550%, 09/02/2050 (c)(e)	112,287
200,000	Takeda Pharmaceutical Co Ltd
	2.050%, 03/31/2030	204,970
	Viatris, Inc.
55,000	1.650%, 06/22/2025 (c)	56,946
40,000	2.300%, 06/22/2027 (c)	42,647
		2,303,210
	Professional Services - 0.06%
	Equifax, Inc.
67,000	2.600%, 12/15/2025	72,452
20,000	3.100%, 05/15/2030	22,283
		94,735
	Road & Rail - 0.18%
45,000	CSX Corp.
	4.500%, 03/15/2049	61,162
30,000	Norfolk Southern Corp.
	3.400%, 11/01/2049	34,383
160,000	Union Pacific Corp.
	4.100%, 09/15/2067	201,869
		297,414
	Semiconductors & Semiconductor Equipment - 1.03%
60,000	Broadcom Corp / Broadcom Cayman Finance, Ltd.
	3.125%, 01/15/2025	64,822
	Broadcom, Inc.
190,000	3.150%, 11/15/2025	207,703
300,000	4.110%, 09/15/2028	343,904
425,000	5.000%, 04/15/2030 (e)	517,214
	Intel Corp.
120,000	2.450%, 11/15/2029 (e)	130,273
19,000	3.734%, 12/08/2047	22,746
115,000	3.250%, 11/15/2049	128,960
150,000	Microchip Technology, Inc.
	2.670%, 09/01/2023 (c)(e)	156,981
130,000	NVIDIA Corp.
	3.500%, 04/01/2040	156,453
		1,729,056
	Software - 0.56%
155,000	Microsoft Corp.
	2.525%, 06/01/2050	163,793
	Oracle Corp.
185,000	4.300%, 07/08/2034	234,382
25,000	3.900%, 05/15/2035	30,763
50,000	3.800%, 11/15/2037	60,469
185,000	3.600%, 04/01/2040 (e)	217,127
125,000	3.600%, 04/01/2050	145,908
75,000	salesforce.com, Inc.
	3.250%, 04/11/2023	79,924
		932,366
	Specialty Retail - 0.49%
75,000	AutoZone, Inc.
	3.625%, 04/15/2025	84,095
	Home Depot, Inc.
55,000	5.875%, 12/16/2036	83,533
235,000	3.300%, 04/15/2040 (e)	277,571
5,000	3.500%, 09/15/2056	6,265
	Lowe's Cos., Inc.
345,000	1.700%, 10/15/2030 (e)	350,160
25,000	3.700%, 04/15/2046	29,694
		831,318
	Technology Hardware, Storage & Peripherals - 0.44%
	Apple, Inc.
360,000	1.125%, 05/11/2025 (e)	370,520
20,000	3.350%, 02/09/2027	22,834
280,000	2.200%, 09/11/2029	302,557
40,000	3.450%, 02/09/2045	48,711
		744,622
	Tobacco - 0.49%
	Altria Group, Inc.
45,000	2.350%, 05/06/2025	47,860
75,000	4.400%, 02/14/2026	87,120
145,000	2.625%, 09/16/2026	156,644
105,000	4.800%, 02/14/2029 (e)	125,884
45,000	5.800%, 02/14/2039	59,362
15,000	5.375%, 01/31/2044	19,227
90,000	3.875%, 09/16/2046	95,221
40,000	5.950%, 02/14/2049	56,126
160,000	Philip Morris International, Inc.
	2.100%, 05/01/2030	167,079
		814,523
	Utilities - 0.20%
40,000	American Water Capital Corp.
	2.800%, 05/01/2030	44,280
285,000	NextEra Energy Capital Holdings, Inc.
	2.250%, 06/01/2030 (e)	299,170
		343,450
	Water Utilities - 0.11%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	165,594
15,000	4.150%, 06/01/2049	19,915
		185,509
	Wireless Telecommunications Services - 1.13%
	T-Mobile USA, Inc.
235,000	3.500%, 04/15/2025 (c)	259,905
360,000	1.500%, 02/15/2026 (c)(e)	369,268
65,000	2.050%, 02/15/2028 (c)	67,691
290,000	3.875%, 04/15/2030 (c)	336,241
255,000	3.000%, 02/15/2041 (c)	264,842
155,000	4.500%, 04/15/2050 (c)	191,465
75,000	3.300%, 02/15/2051 (c)(e)	77,303
205,000	Telefonica Emisiones SA
	4.895%, 03/06/2048	257,823
50,000	Vodafone Group Plc
	4.250%, 09/17/2050 (e)	62,041
		1,886,579
	Total Corporate Obligations (Cost $47,510,788)	52,493,028

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.46%
200,000	Chile Government International Bond
	2.550%, 01/27/2032	215,500
66,000	Hungary Government International Bond
	6.375%, 03/29/2021	66,980
	Mexico Government International Bond
200,000	4.750%, 04/27/2032	241,200
176,000	4.750%, 03/08/2044	209,758
40,000	Peruvian Government International Bond
	2.392%, 01/23/2026	42,740
	Total Foreign Government Debt Obligations (Cost $705,781)	776,178

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 33.59%
	Federal Home Loan Mortgage Corp.
11,933	Pool #D9-6291 4.500%, 09/01/2023	12,908
25,829	Pool #G1-3624 5.000%, 08/01/2024	27,127
82,000	Series K-068, 3.244%, 08/25/2027	94,275
724,149	Series K-104, 1.127%, 01/25/2030 (b)(j)	63,762
334,779	Series K-110, 1.698%, 04/25/2030 (b)	45,212
1,326,606	Series K-111, 1.572%, 05/25/2030 (b)(j)	167,887
934,553	Series K-114, 1.119%, 06/25/2030 (b)(j)	86,106
300,000	Series K-122, 0.883%, 11/25/2030 (b)(j)	22,413
102,956	Series 2329, 6.500%, 06/15/2031	115,645
50,627	Series 2338, 6.500%, 07/15/2031	59,541
52,995	Pool #78-0447 3.623% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.329% Cap), 04/01/2033 (a)	55,433
75	Pool #A4-3129 5.500%, 02/01/2036	84
97,734	Series 4216, 1.700%, 10/15/2039	99,155
49,949	Series 3883, 3.000%, 05/15/2041	54,024
184,250	Series 4139, 2.500%, 11/15/2041	192,904
269,490	Pool #U9-0688 4.000%, 05/01/2042	294,300
416,404	Pool #Q4-9389 3.500%, 07/01/2047	448,208
393,412	Pool #Q5-2093 3.500%, 11/01/2047	418,333
	Federal National Mortgage Association
1,100,000	Pool #TBA 3.000%, 01/15/2026 (f)	1,154,474
265,576	Pool #AJ8325 3.000%, 12/01/2026	282,428
858,412	Pool #AN8322 3.190%, 02/01/2028	975,008
1,004,679	Pool #AN8695 3.550%, 03/01/2028	1,155,256
1,849	Pool #544859 2.301% (11th District Cost of Funds Index + 1.841%, 1.841% Floor, 14.719% Cap), 08/01/2029 (a)	1,849
40,677	Pool #BC4938 2.500%, 04/01/2031	42,511
73,022	Pool #786848 7.000%, 10/01/2031	84,996
2,524	Pool #727181 5.000%, 08/01/2033	2,900
1,196	Pool #730727 5.000%, 08/01/2033	1,377
347	Pool #741862 5.500%, 09/01/2033	406
377	Pool #766197 5.500%, 02/01/2034	435
91	Pool #776974 5.500%, 04/01/2034	106
53,770	Pool #888504 3.562% (1 Year CMT Rate + 2.062%, 2.062% Floor, 9.321% Cap), 04/01/2034 (a)	56,443
198,712	Pool #MA1870 4.500%, 04/01/2034	219,728
3,111	Pool #775776 5.500%, 05/01/2034	3,618
1,558,000	Series 2019-M21, 1.211%, 06/25/2034 (b)	191,995
105,567	Pool #802783 2.112% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.299% Cap), 10/01/2034 (a)	107,739
2,793	Pool #781629 5.500%, 12/01/2034	3,274
4,246	Pool #822815 5.500%, 04/01/2035	4,980
3,622	Pool #357850 5.500%, 07/01/2035	4,256
2,377	Pool #820242 5.000%, 07/01/2035	2,765
579	Pool #838452 5.500%, 09/01/2035	681
3,300,000	Pool #TBA 1.500%, 01/15/2036 (f)	3,395,648
3,200,000	Pool #TBA 2.000%, 01/15/2036 (f)	3,345,750
3,060	Pool #865854 6.000%, 03/01/2036	3,676
5,496	Pool #891474 6.000%, 04/01/2036	6,602
2,211	Pool #906000 6.000%, 01/01/2037	2,642
38	Pool #928062 5.500%, 02/01/2037	45
58	Pool #899119 5.500%, 04/01/2037	65
286,285	Pool #AS9772 3.500%, 06/01/2037	310,524
102	Pool #970131 5.500%, 03/01/2038	120
63	Pool #985108 5.500%, 07/01/2038	74
50	Pool #964930 5.500%, 08/01/2038	56
46	Pool #987032 5.500%, 08/01/2038	54
65	Pool #968371 5.500%, 09/01/2038	73
26	Pool #993050 5.500%, 12/01/2038	30
11,094	Pool #993579 4.000%, 05/01/2039	12,137
2,254	Pool #AA5840 4.000%, 06/01/2039	2,473
38,626	Pool #AA8715 4.000%, 06/01/2039	43,685
129,424	Pool #AD0586 4.500%, 12/01/2039	146,452
309,859	Pool #AD4062 5.000%, 05/01/2040	360,456
269,823	Pool #AD6929 5.000%, 06/01/2040	312,361
6,277	Pool #AD9896 4.000%, 08/01/2040	6,867
8,005	Pool #AB1500 4.000%, 09/01/2040	8,750
9,072	Pool #AD9856 4.000%, 09/01/2040	10,002
4,039	Pool #AE2559 4.000%, 09/01/2040	4,412
1,427	Pool #AE2562 4.000%, 09/01/2040	1,556
1,777	Pool #AE2566 4.000%, 09/01/2040	1,940
15,668	Pool #AE4124 4.000%, 10/01/2040	17,127
8,924	Pool #AE4888 4.000%, 10/01/2040	9,792
11,955	Pool #AE3916 4.000%, 11/01/2040	13,180
1,761	Pool #AE5147 4.000%, 11/01/2040	1,932
21,673	Pool #AE8715 4.000%, 11/01/2040	23,634
2,514	Pool #AH0006 4.000%, 12/01/2040	2,759
7,775	Pool #AH0020 4.000%, 12/01/2040	8,572
12,835	Pool #AH0599 4.000%, 12/01/2040	13,996
4,440	Pool #AH0601 4.000%, 12/01/2040	4,895
8,015	Pool #AH1263 4.000%, 01/01/2041	8,768
41,183	Pool #AL5233 4.000%, 01/01/2041	45,358
3,000,000	Pool #TBA 3.500%, 01/15/2041 (f)	3,171,328
400,000	Pool #TBA 4.000%, 01/15/2041 (f)	427,219
2,889	Pool #AH4659 4.000%, 02/01/2041	3,150
45,854	Pool #AH5653 4.000%, 02/01/2041	50,305
63,076	Pool #AL0934 5.000%, 02/01/2041	73,315
89,266	Pool #AD1889 4.500%, 03/01/2041	100,262
6,219	Pool #AH6150 4.000%, 03/01/2041	6,824
60,847	Pool #AL0215 4.500%, 04/01/2041	68,316
47,229	Pool #AL0187 5.000%, 05/01/2041	54,895
8,143	Pool #AL0456 5.000%, 06/01/2041	9,394
34,441	Pool #AI8842 4.500%, 08/01/2041	38,309
116,881	Series 2013-43, 1.500%, 08/25/2041	119,098
25,429	Pool #AL0815 4.000%, 09/01/2041	28,758
39,981	Series 2012-21, 2.000%, 09/25/2041	41,184
9,624	Pool #AJ1562 4.000%, 10/01/2041	10,884
6,861	Pool #AJ1972 4.000%, 10/01/2041	7,760
380,789	Pool #AJ2212 4.500%, 10/01/2041	428,484
12,841	Pool #AJ4756 4.000%, 10/01/2041	14,522
11,644	Pool #AJ3330 4.000%, 11/01/2041	13,168
10,612	Pool #AJ4549 4.000%, 11/01/2041	12,001
9,453	Pool #AJ4698 4.000%, 11/01/2041	10,691
17,776	Pool #AJ5424 4.000%, 11/01/2041	20,103
6,560	Pool #AJ7840 4.000%, 11/01/2041	7,419
11,267	Pool #AB3995 4.000%, 12/01/2041	12,742
10,602	Pool #AI0848 4.000%, 12/01/2041	11,990
9,404	Pool #AJ4187 4.000%, 12/01/2041	10,636
9,868	Pool #AJ5736 4.000%, 12/01/2041	11,160
6,088	Pool #AJ5968 4.000%, 12/01/2041	6,712
12,693	Pool #AJ6061 4.000%, 12/01/2041	14,354
8,979	Pool #AJ7868 4.000%, 12/01/2041	10,155
17,859	Pool #AJ8104 4.000%, 12/01/2041	20,197
13,014	Pool #AJ8109 4.000%, 12/01/2041	14,718
7,350	Pool #AJ8171 4.000%, 12/01/2041	8,311
14,226	Pool #AJ8341 4.000%, 12/01/2041	16,089
23,656	Pool #AJ8436 4.000%, 12/01/2041	26,753
8,470	Pool #AJ8912 4.000%, 12/01/2041	9,579
9,780	Pool #AJ9248 4.000%, 12/01/2041	11,060
75,139	Series 2012-18, 2.000%, 12/25/2041	77,656
75,910	Series 2012-75, 2.500%, 12/25/2041	78,329
8,133	Pool #AJ2446 4.000%, 01/01/2042	8,897
15,082	Pool #AJ7538 4.000%, 01/01/2042	17,056
4,446	Pool #AJ8001 4.000%, 01/01/2042	4,902
11,756	Pool #AJ8369 4.000%, 01/01/2042	13,295
11,091	Pool #AJ9162 4.000%, 01/01/2042	12,544
64,619	Pool #AJ9330 4.000%, 01/01/2042	73,087
6,360	Pool #AJ9779 4.000%, 01/01/2042	6,962
10,431	Pool #AK0170 4.000%, 01/01/2042	11,798
24,917	Pool #AK0543 4.000%, 01/01/2042	28,180
10,377	Pool #AK0563 4.000%, 01/01/2042	11,736
17,337	Pool #AK1827 4.000%, 01/01/2042	19,610
207,305	Pool #AL2752 5.000%, 03/01/2042	240,786
48,212	Series 2012-52, 3.500%, 05/25/2042	52,301
170,897	Series 2012-128, 1.500%, 06/25/2042	174,149
44,166	Pool #AB5529 4.000%, 07/01/2042	48,415
124,886	Pool #AB6228 3.500%, 09/01/2042	135,429
126,232	Series 415, 3.000%, 11/01/2042	135,180
180,981	Series 4961, 2.500%, 12/15/2042	188,891
264,428	Pool #AQ9316 2.500%, 01/01/2043	283,055
111,677	Series 2015-48, 3.000%, 02/25/2043	115,938
702,912	Pool #AT2720 3.000%, 05/01/2043	763,149
495,175	Pool #AT5900 3.000%, 06/01/2043	526,957
92,384	Series 2013-77, 1.700%, 06/25/2043	93,829
313,963	Pool #AU1625 3.500%, 07/01/2043	340,792
110,653	Series 2017-26, 3.500%, 07/25/2044	116,039
68,566	Series 2018-38, 3.500%, 03/25/2045	69,668
374,514	Pool #AS5469 4.000%, 07/01/2045	410,478
470,881	Pool #AZ0832 4.000%, 07/01/2045	517,559
76,581	Pool #AS5597 3.500%, 08/01/2045	82,026
36,858	Series 2016-38, 3.000%, 01/25/2046	39,498
77,080	Series 2016-11, 2.500%, 03/25/2046	80,977
425,590	Pool #AS7170 3.500%, 05/01/2046	454,657
316,315	Pool #AS7242 3.500%, 05/01/2046	336,879
430,033	Pool #BC9468 3.000%, 06/01/2046	454,076
314,413	Pool #AS7492 4.000%, 07/01/2046	339,970
1,800,000	Pool #TBA 2.500%, 01/15/2047 (f)	1,897,594
328,907	Pool #AS8947 3.500%, 03/01/2047	356,663
55,774	Series 2017-34, 3.000%, 05/25/2047	57,767
55,807	Pool #MA3038 4.500%, 06/01/2047	61,034
95,510	Series 2017-72, 3.000%, 09/25/2047	102,445
99,491	Series 2017-72, 3.000%, 09/25/2047	106,927
100,565	Series 2018-80, 3.500%, 12/25/2047	106,240
50,291	Series 2018-77, 3.500%, 02/25/2048	53,013
105,047	Series 2018-23, 3.500%, 04/25/2048	114,092
1,255,041	Pool #BN5279 4.000%, 02/01/2049	1,341,021
117,780	Series 2019-06, 3.000%, 02/25/2049	125,153
118,118	Series 2019-07, 3.500%, 03/25/2049	127,272
133,144	Series 2019-14, 3.500%, 04/25/2049	145,307
168,303	Series 2019-45, 3.000%, 08/25/2049	181,247
4,250,000	Pool #TBA 2.000%, 01/15/2051 (f)	4,415,186
4,250,000	Pool #TBA 2.000%, 02/15/2051 (f)	4,407,733
144,951	Series 2019-41, 2.500%, 03/25/2053	149,931
130,899	Series 2017-35, 3.500%, 04/25/2053	135,251
87,951	Series 2017-84, 3.500%, 04/25/2053	90,683
135,121	Series 2019-15, 3.500%, 05/25/2053	142,361
105,510	Series 2017-49, 4.000%, 07/25/2053	110,525
157,096	Series 2018-72, 3.500%, 07/25/2054	165,253
133,515	Series 2017-96, 3.000%, 12/25/2054	140,313
68,749	Series 2018-19, 3.500%, 05/25/2056	72,135
112,960	Series 2018-70, 3.500%, 10/25/2056	120,884
118,340	Series 2019-07, 3.500%, 11/25/2057	128,071
134,548	Series 2019-12, 3.500%, 11/25/2057	144,963
375,023	Series 2020-1, 3.500%, 08/25/2058	406,222
121,205	Series 2019-28, 3.500%, 06/25/2059	134,851
	Government National Mortgage Association
9,430	Pool #614436X 5.000%, 08/15/2033	10,400
18,277	Pool #736686X 5.000%, 02/15/2039	20,703
439,065	Pool #723248X 5.000%, 10/15/2039	506,293
138,333	Series 2015-56, 1.500%, 04/16/2040	139,696
196,729	Pool #783403X 3.500%, 09/15/2041	210,352
1,500,000	Pool #TBA 4.500%, 01/15/2042 (f)	1,606,406
900,000	Pool #TBA 4.000%, 01/15/2042 (f)	959,625
105,239	Series 2013-37, 2.000%, 01/20/2042	108,056
3,300,000	Pool #TBA 3.000%, 01/15/2043 (f)	3,451,078
1,400,000	Pool #TBA 3.500%, 01/15/2043 (f)	1,483,891
81,925	Series 2015-151, 1.700%, 10/20/2045	82,911
63,339	Pool #MA4587M 4.000%, 07/20/2047	68,235
169,708	Pool #MA4652M 3.500%, 08/20/2047	181,924
326,261	Pool #MA4778M 3.500%, 10/20/2047	350,687
235,355	Pool #MA4779M 4.000%, 10/20/2047	255,015
269,006	Pool #MA4780M 4.500%, 10/20/2047	292,304
2,700,000	Pool #TBA 2.000%, 01/15/2051 (f)	2,823,715
2,100,000	Pool #TBA 2.500%, 01/15/2051 (f)	2,223,211
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $54,581,658)	56,262,240

	MUNICIPAL DEBT OBLIGATIONS - 1.83%
	California, GO,
30,000	7.550%, 04/01/2039 (e)	52,738
60,000	7.300%, 10/01/2039 (e)	99,147
5,000	7.625%, 03/01/2040	8,688
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	151,968
20,000	Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bond,
	3.912%, 12/01/2040	22,535
	County of Riverside CA, Revenue Bond,
345,000	2.963%, 02/15/2027	367,439
345,000	3.070%, 02/15/2028	369,312
125,000	District of Columbia, Revenue Bond,
	3.432%, 04/01/2042	135,797
	Metropolitan Transportation Authority, Revenue Bond,
255,000	5.175%, 11/15/2049	300,217
100,000	5.000%, 11/15/2050	119,366
60,000	New York State Thruway Authority - Class M, Revenue Bond,
	2.900%, 01/01/2035	65,119
370,000	New York Transportation Development Corp., Revenue Bond,
	4.248%, 09/01/2035	410,633
355,000	Philadelphia Authority for Industrial Development, Revenue Bond,
	6.550%, 10/15/2028	457,552
215,000	Port Authority of New York & New Jersey, Revenue Bond,
	1.086%, 07/01/2023	218,257
250,000	State Board of Administration Finance Corp., Revenue Bond,
	1.258%, 07/01/2025	255,840
15,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048	24,377
	Total Municipal Debt Obligations (Cost $2,819,262)	3,058,985

	U.S. TREASURY OBLIGATIONS - 31.88%
	U.S. Treasury Bonds - 12.42%
2,150,000	6.875%, 08/15/2025	2,796,680
31,669	0.500%, 01/15/2028 (h)	35,931
1,075,000	3.125%, 02/15/2043	1,410,308
275,000	3.625%, 08/15/2043	388,459
1,830,000	3.750%, 11/15/2043	2,634,628
1,050,000	3.625%, 02/15/2044	1,487,186
1,600,000	3.125%, 08/15/2044	2,110,687
240,000	3.000%, 11/15/2045	312,403
2,365,000	2.500%, 05/15/2046	2,826,083
1,600,000	3.000%, 02/15/2047	2,092,625
500,000	3.000%, 02/15/2048	656,523
131,991	1.000%, 02/15/2048 (h)	184,116
940,000	3.125%, 05/15/2048	1,262,097
740,000	3.000%, 02/15/2049	976,337
1,161,000	1.250%, 05/15/2050	1,053,517
610,000	1.375%, 08/15/2050	571,446
	U.S. Treasury Notes - 19.46%
3,195,000	0.125%, 08/31/2022	3,195,499
8,210,000	1.375%, 08/31/2023	8,478,749
1,600,000	2.375%, 08/15/2024 (i)	1,724,938
2,190,000	2.875%, 05/31/2025	2,437,145
7,240,000	2.875%, 07/31/2025	8,083,064
482,178	0.625%, 01/15/2026 (h)	538,457
501,247	0.375%, 01/15/2027 (h)	559,651
114,106	0.750%, 07/15/2028 (h)	132,796
608,426	0.875%, 01/15/2029 (h)	715,525
3,585,000	1.625%, 08/15/2029	3,835,670
187,884	0.125%, 07/15/2030 (h)	210,944
2,700,000	0.875%, 11/15/2030	2,691,352
	Total U.S. Treasury Obligations (Cost $50,561,321)	53,402,816
Number of Shares
	SHORT TERM INVESTMENTS - 3.13%
	Money Market Funds - 3.13%
5,245,464	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03%, 12/31/2031 (d)	5,245,464
	Total Short Term Investments (Cost $5,245,464)	5,245,464

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.97%
13,350,953	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (d)	13,350,953
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $13,350,953)	13,350,953

	Total Investments (Cost $203,989,863) - 127.99%	214,376,009
	Liabilities in Excess of Other Assets - (27.99)%	(46,876,372)
	TOTAL NET ASSETS - 100.00%	$167,499,635

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2020.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $28,945,102, which represents 17.28% of total net assets.

(d)	Seven-day yieldas of December 31, 2020.
(e)	All or portion of this security is on loan.
(f)	Security purchased on a when-issued basis. On December 31, 2020, the total value of investments purchased on a when-issued basis was $34,762,858 or 20.25% of total net assets.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $890,143, which represents 0.53% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $20,653.
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at
December 31, 2020. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $948,277, which represents
0.57% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2020.

Glossary of Terms
LIBOR	- London Interbank Offered Rate
CMT	- Constant Maturing Treasury Rate
SOFR	- Secured Overnight Financing Rate

SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2020 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Futures	(17)	$(2,347,328)	Mar-21	$(2,834)
U.S. Treasury Ultra 10 Year Note Futures	(45)	(7,036,172)	Mar-21	(18,582)
U.S. Treasury 5 Year Note Futures	33	4,163,414	Mar-21	3,572
U.S. Treasury Long Bond Futures	(6)	(1,039,125)	Mar-21	5,958
U.S. Treasury Ultra Bond Futures	(8)	(1,708,500)	Mar-21	20,313
				$8,427

SCHEDULE OF OPTIONS WRITTEN
December 31, 2020 (Unaudited)

Notional Amount		Value
	OPTIONS ON CREDIT DEFAULT SWATIONS
	Call Credit Default Swaptions
$8,275,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.35
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.35
	Frequency: Quarterly
	Counterparty: Goldman Sachs
	Expiration: January, 2021
	Exercise Price: $50.00	$(8,882)
	Put Credit Default Swaptions
8,275,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.35
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.35
	Frequency: Quarterly
	Counterparty: Goldman Sachs
	Expiration: January, 2021
	Exercise Price: $50.00	(11,098)
	Total Options Written (Premiums Received $25,239)	$(19,980)

SCHEDULE OF OPEN SWAP CONTRACTS
Credit Default Swaps on Credit Indices - Buy Protection(1) (Unaudited)
December 31, 2020 (Unaudited)

Reference Obligation	Implicit Credit Spread at 12/31/2020 (2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount (3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.12*	39.25%	0.500%	8/17/2061	Goldman Sachs	Quarterly	$290,000	$(2,314)	$(1,037)	$(1,277)
CMBX.NA.AAA.12*	39.25%	0.500%	8/17/2061	Morgan Stanley	Quarterly	1,490,000	(11,888)	11,104	(22,992)

Credit Default Swaps on Credit Indices - Sell Protection(1) (Unaudited)
December 31, 2020 (Unaudited)

Reference Obligation	Implicit Credit Spread at 12/31/2020 (2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount (3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-NAIGS35V-5Y*	49.98%	1.000%	12/20/2025	Morgan Stanley	Quarterly	$595,000	$14,578	$12,135	$2,443

Interest Rate Swaps
December 31, 2020

Pay/Receive Floating Rate	Floating Rate Index	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR**	Quarterly	0.3800%	Semi-Annual	12/16/2025	Morgan Stanley	5,270,000	10,594	(8,681)	19,275
Receive	3-MO-USD-LIBOR**	Quarterly	0.8100%	Semi-Annual	9/16/2050	Morgan Stanley	690,000	104,557	2,132	102,425
								$115,151	$(6,549)	$121,700

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S.
municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet